Other prepaid expenses and current assets	12 Months Ended
Dec. 31, 2012
Other prepaid expenses and current assets

7. Other prepaid expenses and current assets

Other prepaid expenses and current assets consisted of the following:

	December 31,
	2011	2012
Value-added tax recoverable	$975,098	$5,071,701
Advances to suppliers	4,808,927	4,349,344
Prepaid income tax	1,200,120	79,963
Other prepaid expenses	2,944,100	2,643,921

	$9,928,245	$12,144,929

The Group made allowance for doubtful accounts in the aggregate amount of $36,424 and $96,836 in 2010 and 2011, respectively. The Group reversed the allowance for doubtful accounts in the aggregate amount of $21,080 in 2012.